Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Accounts receivable-third parties	$8,873,138	$5,907,935
Accounts receivable-related parties	2,332	11,753
Less: allowance for credit losses	(33,250)	(12,750)
Accounts receivable, net	$8,842,220	$5,906,938

Schedule of Changes of Allowance for Credit Losses

Changes of allowance for credit losses are as follows:

	For the six months ended June 30, 2026	For the fiscal year ended December 31, 2025
Beginning balance	$12,750	$2,861
Additional reserve through credit loss expense	20,500	9,889
Ending balance	$33,250	$12,750